FINANCIAL INSTRUMENTS - Financial assets (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL INSTRUMENTS
Financial assets	Rp 54,547	Rp 56,409
Long-term investment in financial instruments
FINANCIAL INSTRUMENTS
Financial assets	7,281	8,225
Amortized cost | Cash and cash equivalents
FINANCIAL INSTRUMENTS
Financial assets	34,228	33,905
Amortized cost | Other current financial assets
FINANCIAL INSTRUMENTS
Financial assets	1,326	1,196
Amortized cost | Trade and other receivables.
FINANCIAL INSTRUMENTS
Financial assets	11,410	12,829
Amortized cost | Other non-current assets
FINANCIAL INSTRUMENTS
Financial assets	208	165
FVTPL | Other current financial assets
FINANCIAL INSTRUMENTS
Financial assets	94	89
FVTPL | Long-term investment in financial instruments
FINANCIAL INSTRUMENTS
Financial assets	7,254	8,174
FVTOCI | Long-term investment in financial instruments
FINANCIAL INSTRUMENTS
Financial assets	Rp 27	Rp 51